Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements of Cash Flows (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Cash used in operating activities	¥ 14,271,030	¥ 4,155,000	¥ 15,473,652
Net cash generated from operating activities	12,473,049	1,816,771	12,720,412
Cash flows from investing activities
Capital contribution to consolidated entities	3,250	697,426	0
Proceeds and interest from sale of investment assets	66,530,478	63,241,901	67,272,800
Payment for acquisition of investment assets	(84,159,027)	(60,664,549)	(71,550,315)
Net cash generated from/(used in) investing activities	(16,467,025)	2,669,015	(3,469,530)
Cash flows from financing activities
Proceeds from exercise of share-based payment	129	2,172	252
Proceeds from borrowings	14,009,400	9,041,818	14,618,467
Repayment of borrowings	(9,957,559)	(14,226,298)	(17,920,237)
Repayment of optionally convertible promissory notes	0	0	8,342,096
Refund of cash reserved for repurchase of ordinary shares	0	0	(854,624)
Payment for interest expenses	(528,166)	(677,316)	(1,531,239)
Payment for dividend declared	0	(5,132,615)	(1,435,461)
Net cash used in financing activities	3,317,440	(11,281,854)	(20,247,958)
Effect of exchange rate changes on cash and cash equivalents	(32,826)	17,278	(20,353)
Net increase/(decrease) in cash and cash equivalents	(709,362)	(6,778,790)	(11,017,429)
Add: Cash and cash equivalents at the beginning of the year	11,798,435	18,577,225	29,594,654
Cash and cash equivalents at the end of the year	11,089,073	11,798,435	18,577,225
Parent [member]
Cash flows from operating activities
Cash used in operating activities	(214,412)	(61,440)	(44,192)
Net cash generated from operating activities	(214,412)	(61,440)	(44,192)
Cash flows from investing activities
Inter-company cash flow	0	0	(4,600)
Capital contribution to consolidated entities	(730,472)	(736,585)	0
Payment for advances to consolidated entities	(9,575,030)	(3,402,183)	(948,295)
Receipts of repayments of the advances and capital return from consolidated entities	5,445,962	1,477,282	1,669,873
Proceeds and interest from sale of investment assets	1,392,986	235,135	774,498
Payment for acquisition of investment assets	(934,331)	(347,971)	0
Receipts of dividends from consolidated entities	3,100,000	11,450,000	5,744,880
Other investing activities	466	(861,014)	0
Net cash generated from/(used in) investing activities	(1,300,419)	7,814,664	7,236,356
Cash flows from financing activities
Proceeds from exercise of share-based payment	0	0	252
Proceeds from borrowings	2,747,800	2,238,818	4,069,584
Repayment of borrowings	(1,822,256)	(3,189,572)	(140,564)
Repayment for advances to consolidated entities	(200,895)	(918,812)	(4,695,913)
Receipts of advances from consolidated entities	200,000	277,438	5,266,949
Repayment of convertible promissory notes payable	0	0	(3,642,931)
Repayment of optionally convertible promissory notes	0	0	(8,342,096)
Refund of cash reserved for repurchase of ordinary shares	0	0	854,624
Payment for interest expenses	(181,023)	(306,045)	(736,493)
Payment for dividend declared	0	(5,132,615)	(1,435,461)
Proceeds from issuance of shares and other equity securities	129	2,172	0
Net cash used in financing activities	743,755	(7,028,616)	(8,802,049)
Effect of exchange rate changes on cash and cash equivalents	(803)	9,771	33,954
Net increase/(decrease) in cash and cash equivalents	(771,879)	734,379	(1,575,931)
Add: Cash and cash equivalents at the beginning of the year	802,750	68,371	1,644,302
Cash and cash equivalents at the end of the year	¥ 30,871	¥ 802,750	¥ 68,371